RELATED PARTY TRANSACTIO (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	May 13, 2021	May 12, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Aug. 10, 2021	Jan. 01, 2016
Promissory note - related party						$ 250,000
Naturalshrimp Incorporated [Member]
Accrued payroll			119,000	$ 119,000	$ 154,000
Consulting services				50,000	50,000
Interest rate percentage								2.00%
Notes payable related party			$ 290,000	$ 290,000
Interest rate			8.00%	8.00%
Promissory note - related party			$ 745,412	$ 495,412	1,151,162
Accrued Interest payable			161,000	146,000	118,000
Current liability			54,647	54,647	54,647
Naturalshrimp Incorporated [Member] | Notes Payable [Member]
Payment of debt				655,750
Outstanding balance			77,000	77,000	735,000
Accrued interest payable			74,000	74,000	66,000
Naturalshrimp Incorporated [Member] | President [Member]
Payment of accrued payroll					35,000
Naturalshrimp Incorporated [Member] | Chief Financial Officer [Member]
Bonus issued	$ 300,000	$ 300,000
Naturalshrimp Incorporated [Member] | Chief Technical Officer [Member]
Bonus issued					$ 200,000
Accrued expenses							$ 300,000
Naturalshrimp Incorporated [Member] | President and CTO [Member]
Accrued expenses				200,000
Naturalshrimp Incorporated [Member] | President [Member]
Notes payable related party			$ 486,500	486,500
Interest rate			8.00%
Promissory note - related party			$ 356,404	$ 356,404